                                                                     MONEY MAKET
                                                                           FUNDS



                               [Graphic Omitted]



                                                    the difference is experience
                                                              Semi-Annual Report
                                             for the period ended April 30, 1999

MONEY funds

          money market fund

          tax-exempt money market fund

          california money market fund
message from the president ................................................    2
individual fund reviews ...................................................    4
statements of assets and liabilities ......................................    6
statements of operations ..................................................    8
statements of changes in net assets .......................................    9
statements of changes in net assets -
   capital stock activity .................................................   13
financial highlights ......................................................   16
portfolio of investments ..................................................   22
notes to financial statements .............................................   31

MESSAGE FROM
   the president

[Photo of William G. Papesh]

We are pleased to provide you this WM Group of Funds semi-annual report for the period ended April 30, 1999. As I review recent market activity, I am struck by certain similarities between the current investment environment and that of the 1950s and `60s. As in that period of American economic expansion, U.S. investors today are enjoying an extended period of economic abundance, brought about by structural changes in the global economy, as well as revolutionary technological advances.

Equity investors have benefited from exceptionally strong returns through much of this decade. The S&P 500 rose 28% in 1998, bringing the market's four-year cumulative gain to 190%.(1) Since 1995, the U.S. stock market has created almost $7 trillion in wealth.(2) On the fixed-income side, the early 1990s brought bond investors significant opportunities to benefit from declining interest rates. Internationally, increased opportunities in emerging markets have offered aggressive growth investors new venues in which to invest.

While this decade has been quite rewarding for many investors, there are aspects of the economy and financial markets that warrant some caution. For example, the domestic economy is expanding rapidly due primarily to strong consumer spending, with GDP growing between 4%-6% on an annualized basis. As a result, there is increased fear among investors that higher inflation may lead to higher interest rates. Also, while the Dow Jones Industrial Average continues to post record highs, the stock market's current strength is not broad based. Stocks of small- and medium-sized companies have not kept pace with the mega-cap growth stocks, some of which are trading at more than 100 times earnings. There is also concern that rapid change in the technology sector has created a speculative environment, particularly with regard to some Internet stocks.

DEVELOP A STRATEGY TO WEATHER MARKET CYCLES
While no one can precisely predict the future course of the stock market, the economy and financial markets are often linked in more predictable ways. Economic growth can fuel inflation and higher interest rates, typically resulting in reduced consumer spending and slower corporate earnings growth. On the other hand, when the economy slows, interest rates typically fall, which helps to spur renewed investment. These cycles are an inherent part of investing. Fortunately, there are a variety of strategies that individual investors can employ to lessen the effects of market volatility on their portfolios.

First and foremost, investors can seek to remain diversi-fied by investing in a mix of equity and fixed-income investments. Some investors may be tempted to ignore this strategy when stocks are posting 20%+ returns per year. From April 1993 through April 1999, for example, the WM GROWTH FUND posted an average annual return of 26.52%, not adjusted for the maximum sales charge. For the 12 months ended April 30, 1999, the Fund gained 65.36%.(3) Yet, I would caution investors to remember that these years have been marked by an exceptionally strong stock market. Over an investment horizon of 10 or 20 years, a diversified strategy can provide strong returns with less risk than a pure equity portfolio. Since 1926, the long-term average annual return for stocks, as measured by the S&P 500, has been in the 10%-12% range. From its inception in May 1939 through April 30, 1999, the WM BOND & STOCK FUND has posted an average annual return of 9.06%, not adjusted for the maximum sales charge, with significantly less volatility in year-to-year returns than the S&P 500.(4)

Another strategy investors can use to help reduce risk in their investment portfolios is known as dollar cost averaging (DCA). With this strategy, a set amount is invested on a regular basis, usually monthly or quarterly. The advantage of a DCA program is that it allows you to take advantage of potential temporary price declines. For example, if you invest $100 each month, more shares will be bought when prices are low and fewer shares when prices are high. It is important to note that DCA does not guarantee a profit or protect against a loss, and you must consider your ability to continue purchases in a declining market. However, as a long-term investment strategy, it can help you lower the average cost of the shares you purchase.

YOUR INVESTMENT REPRESENTATIVE IS A VALUABLE RESOURCE
Whether you are investing for retirement, future college tuition costs, or short-term goals, your ability to meet your financial goals will require a well-defined investment strategy. Your Investment Representative can help you in several ways. First, he or she has the tools and resources available to help you clearly define your goals. Many individuals today who are saving for retirement, for example, may be unsure about the amount they actually need to save. Your Investment Representative can help you evaluate how the rising cost of living, coupled with today's longer lifespans, will affect your retirement savings goal. Secondly, your Investment Representative can assist you in determining which types of investment vehicles are best suited for your goals and objectives.

The WM GROUP OF FUNDS offers a diverse family of mutual funds with a variety of investment objectives to help you meet your financial goals. You can choose to combine individual funds, including stock, bond, and tax-exempt fixed-income funds, to create a diversified portfolio. Or, if you seek the advantages of a professionally managed asset allocation portfolio, consider also the WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS. We suggest you consult with your Investment Representative to determine which investments are appropriate for your particular needs.

Thank you for your continued trust in the WM GROUP OF FUNDS. We look forward to continuing to provide you with investment opportunities, today and into the next century.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President



(1) Source: Ibbotson Associates
(2) Source: YOUR MONEY, June/July 1999
(3) Performance for A shares through March 31, 1999, adjusted for the maximum sales charge, is as follows: 1-year: 54.24%, 5-year: 26.14%, since inception: 24.70%. Past performance is not a guarantee of future results.
(4) Performance for A shares through March 31, 1999, adjusted for the maximum sales charge, is as follows: 1- year: -5.09%, 5-year: 12.69%, since inception: 8.87%. Past performance is not a guarantee of future results. The S&P 500 is an unmanaged, weighted index of 500 companies frequently used in the equity markets for comparison purposes. Investors cannot invest directly in an index, and there is no guarantee that the WM Bond & Stock Fund will be less volatile than this index in the future.

MONEY MARKET
          funds

PORTFOLIO MANAGER:
AUDREY QUAYE
WM ADVISORS, INC.
Audrey Quaye has over five years experience in investment management and analysis. She is a Certified Public Accountant, holds an MBA, and has been with WM Advisors, Inc. since 1996.

ECONOMIC OVERVIEW
Economic data released during the last quarter of 1998 and first quarter of 1999 indicated stronger than expected growth, led by a healthy consumer sector and a strong housing market. Consumer confi-dence was high during most of the period, as strength in personal income supported large increases in spending levels. Labor markets continued to be tight as the unemployment rate declined to a historically low 4.2% in March of 1999. Conversely, growth was slowed somewhat by weak export demand in selected sectors. This occurred despite evidence of improving economic conditions in Southeast Asian countries. Oil prices, an important factor in overall global inflation, surged in April following an OPEC agreement on production rates and led to some concern of mounting price pressures.

The Federal Reserve Open Market Committee cut its target fed funds rate (the rate at which banks borrow from each other) towards the end of 1998. The Fed took this action in response to evidence of a global liquidity crunch and continuing turmoil in Asian and emerging markets. The turmoil in the emerging markets resulted in significant declines in the value of securities held by certain hedge funds.

The benchmark 90-day U.S. Treasury bill yield averaged 4.48% during the six-month period ended April 30, 1999. The Treasury bill yield declined toward the end of 1998 due to the Fed's rate cuts and continued its descent into 1999. However, it reversed track to close at 4.54% on April 30, 1999. General market municipal daily variable rates rose to a high of 5.03% as the year-end effect caused a spike in rates. They then plunged to a low of 1.48% in the beginning of February. Due to the tax-season effect, the average daily municipal variable rate rose to 4.27% as of April 30, 1999.

ECONOMIC AND INTEREST RATE OUTLOOK
Our outlook on the bond market has shifted to a more bearish stance, as the inflation outlook is uncertain. We will remain neutral relative to our benchmark until there is additional economic data released.

FUND STRATEGY
MONEY MARKET FUND
Effective March 8, 1999, the Griffin Money Market Fund was merged into the WM Money Market Fund. The Fund's net assets at period-end totaled $626 million. We reduced the Fund's exposure to floating-rate notes and short-term bonds. We also reduced the weighted average maturity in view of our interest rate outlook.

TAX-EXEMPT MONEY
MARKET FUND
The Griffin Tax-Free Money Market Fund was also merged into the WM Tax-Exempt Money Market Fund. The Fund's net assets at period-end totaled $39 million. We reduced the weighted average maturity to take advantage of the year-end and tax-season effects. We intend to maintain the portfolio's weighted average maturity slightly long relative to the benchmark. However, we will shorten it when neces-sary to take advantage of seasonal hikes in municipal money market yields.

CALIFORNIA MONEY FUND
The WM California Money Fund's net assets at period-end totaled $37 million. We shortened the weighted average maturity to take advantage of seasonal hikes in municipal money market yields, and we look to continue this practice as opportunities present themselves. We also maintained the Fund's holding of securities that are subject to alternative minimum tax to less than 25% of portfolio assets. Our goal is to maintain the weighted average maturity at par with the benchmark.

THE YEAR 2000 PROBLEM
Many computer systems in use today cannot process date-related information in relation to year 2000. This issue originates in the practice of abbreviating years to their last two digits. Computer systems may not be able to decide correctly when a date entered with a year of "00" should be interpreted as 1900 or 2000. At the turn of the new century, computer systems may not function properly because they may not be able to recognize or interpret the year 2000.

Should any of the computer systems employed by the WM Funds' major service providers fail to process this type of information properly, it could have a negative impact on Fund operations and the services that are provided to contract owners. Similarly, the values of certain of the WM Funds' assets may be adversely affected by the inability of their issues or third parties to properly process date-related information.

The Advisor, Shareholder Service Agent and Administrator have advised the Funds that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to avoid any such negative impact. The Funds are seeking assurance from each of their key service providers that similar replacements or modifica-tions will be completed to avoid any negative impact from this issue. As of this date, the Funds have received assurances from their key service providers. However, there can be no guarantee that these assurances will ultimately be successful. In the event a key service provider cannot provide such assurance, the Funds may consider retaining an alternative service provider.

In addition, the Advisor has been advised by the Custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this report, the Funds and Advisors have no reason to believe that these goals will not be achieved.

FUND
   performance*
   as of April 30, 1999


                                                            7-day                      7-day
                                                        Simple Yield             Compounded Yield          Weighted Average
                                                   A shares      B shares      A shares     B shares        Maturity (days)

WM Money Market Fund                                 4.14%         3.16%         4.23%        3.21%               65
---------------------------------------------------------------------------------------------------------------------------
WM Tax-Exempt Money Market Fund                      3.09%         2.14%         3.14%        2.16%               48
---------------------------------------------------------------------------------------------------------------------------
WM California Money Fund                             2.88%         2.05%         2.92%        2.07%               35
---------------------------------------------------------------------------------------------------------------------------

*During the period noted, WM Advisors, Inc. waived a portion of its management fees and reimbursed certain other expenses. The Funds' yields would have been lower had the Advisor not waived a portion of its fees or reimbursed certain other expenses and the Fund's custodian had not allowed its fees to be reduced by credits. All yield information represents past performance, which cannot guarantee future results. For money market funds only "An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund."

STATEMENTS OF ASSETS AND LIABILITIES

WM GROUP OF FUNDS
April 30, 1999 (unaudited)

                                                                           MONEY             TAX-EXEMPT          CALIFORNIA
                                                                           MARKET           MONEY MARKET            MONEY
                                                                            FUND                FUND                FUND
                                                                       ------------         ------------         ----------
ASSETS:
Investments, at value
   (See portfolios of investments) (a) ...........................     $626,441,215          $38,047,859        $37,996,212
Cash .............................................................        3,382,924                5,092                 --
Interest receivable ..............................................        3,778,996              362,213            369,975
Receivable from investment advisor ...............................               --                3,526                 --
Receivable for Fund shares sold ..................................        7,495,120              481,621                 --
Prepaid expenses and other assets ................................            5,655                  369                742

                                                                       ------------          -----------        -----------
   Total Assets ..................................................     $641,103,910          $38,900,680        $38,366,929
                                                                       ------------          -----------        -----------

LIABILITIES:
Payable for Fund shares redeemed .................................        4,320,201              168,849                 --
Payable for investment securities purchased ......................       10,000,000                   --          1,000,211
Investment advisory fee payable ..................................          385,026                   --             32,857
Shareholder servicing and distribution fees payable ..............           10,832                   67                 49
Dividends payable ................................................          209,986                8,715                 --
Due to custodian .................................................               --                   --             14,190
Accrued expenses and other payables ..............................          342,093               48,096             21,962
                                                                       ------------          -----------        -----------
   Total Liabilities .............................................       15,268,138              225,727          1,069,269
                                                                       ------------          -----------        -----------
NET ASSETS .......................................................     $625,835,772          $38,674,953        $37,297,660
                                                                       ============          ===========        ===========
-----------------
(a) Investments, at cost .........................................     $626,441,215          $38,047,859        $37,996,212
                                                                       ============          ===========        ===========

                       See Notes to Financial Statements.

WM GROUP OF FUNDS
April 30, 1999 (unaudited)

                                                                           MONEY             TAX-EXEMPT          CALIFORNIA
                                                                           MARKET           MONEY MARKET            MONEY
                                                                            FUND                FUND                FUND
                                                                       ------------         ------------         ----------
ASSETS:
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in excess of
   net investment income) ........................................     $     (3,587)         $        --        $     2,476
Accumulated net realized gain/(loss) on investments sold .........          (73,568)                  22            (43,264)
Paid-in capital ..................................................      625,912,927           38,674,931         37,338,448
                                                                       ------------          -----------        -----------
   Total Net Assets ..............................................     $625,835,772          $38,674,953        $37,297,660
                                                                       ============          ===========        ===========
NET ASSETS:
Class A Shares ...................................................     $540,043,279          $38,656,093        $37,236,954
                                                                       ============          ===========        ===========
Class B Shares ...................................................     $  8,639,681          $    18,860        $    58,438
                                                                       ============          ===========        ===========
Class S Shares ...................................................     $  3,962,011                   --             $1,189
                                                                       ============                                  ======
Class I Shares ...................................................     $ 73,190,801                   --             $1,079
                                                                       ============                                  ======
SHARES OUTSTANDING:
Class A Shares ...................................................      540,086,946           38,656,052         37,280,863
                                                                       ============          ===========        ===========
Class B Shares ...................................................        8,640,395               18,879             58,510
                                                                       ============          ===========        ===========
Class S Shares ...................................................        3,962,760                   --              1,190
                                                                       ============                             ===========
Class I Shares ...................................................       73,203,678                   --              1,081
                                                                       ============                             ===========
CLASS A SHARES:
Net asset value per share of beneficial interest outstanding* ....     $       1.00          $      1.00        $      1.00
                                                                       ============          ===========        ===========
CLASS B SHARES:
Net asset value and offering price per share of beneficial
   interest outstanding* .........................................     $       1.00          $      1.00        $      1.00
                                                                       ============          ===========        ===========
CLASS S SHARES:
Net asset value and offering price per share of beneficial
   interest outstanding* .........................................     $       1.00                   --        $      1.00
                                                                       ============                             ===========
CLASS I SHARES:
Net asset value, offering and redemption price per share of beneficial
   interest outstanding ..........................................     $       1.00                   --        $      1.00
                                                                       ============          ===========        ===========

-------------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

WM GROUP OF FUNDS
For the Six Months Ended April 30, 1999 (unaudited)

                                                                           MONEY             TAX-EXEMPT          CALIFORNIA
                                                                           MARKET           MONEY MARKET            MONEY
                                                                            FUND                FUND                FUND
                                                                       ------------         ------------         ----------
INVESTMENT INCOME:
Interest .........................................................     $ 14,005,597          $   491,232        $   539,324
                                                                       ------------          -----------        -----------
EXPENSES:
Investment advisory fee ..........................................        1,248,734               68,983             80,875
Custodian fees ...................................................           10,125                1,931              1,199
Legal and audit fees .............................................           41,951               17,802             16,388
Registration and filing fees .....................................          126,254               33,432             10,925
Printing and postage fees ........................................          247,162               11,120             22,322
Other  ...........................................................           25,702                1,122              2,242
Shareholder servicing and distribution fees:
   Class B Shares ................................................           35,492                  537                289
   Class S Shares ................................................           23,017                   --                  6
Transfer agent fees:
   Class A Shares ................................................          241,444               11,259             18,489
   Class B Shares ................................................            3,743                   43                 70
   Class S Shares ................................................           10,857                   --                 23
Fees waived by investment advisor ................................          (18,434)             (58,220)                --
                                                                       ------------          -----------        -----------
       Total expenses ............................................        1,996,047               88,009            152,828
Fees reduced by credits allowed by the custodian .................           (6,627)                (724)               (45)
                                                                       ------------          -----------        -----------
       Net expenses ..............................................        1,989,420               87,285            152,783
                                                                       ------------          -----------        -----------
NET INVESTMENT INCOME ............................................       12,016,177              403,947            386,541
                                                                       ------------          -----------        -----------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS:
Realized gain/(loss) from security transactions ..................           14,290                   25             (2,290)
                                                                       ------------          -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................................     $ 12,030,467          $   403,972        $   384,251
                                                                       ============          ===========        ===========

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS
For the Six Months Ended April 30, 1999 (unaudited)

                                                                           MONEY             TAX-EXEMPT          CALIFORNIA
                                                                           MARKET           MONEY MARKET            MONEY
                                                                            FUND                FUND                FUND
                                                                       ------------         ------------         ----------
Net investment income ............................................     $ 12,016,177          $   403,947        $   386,541
Net realized gain/(loss) on investments sold during the period ...           14,290                   25             (2,290)
                                                                       ------------          -----------        -----------
Net increase in net assets resulting from operations .............       12,030,467              403,972            384,251
Distributions to shareholders from net investment income:
   Class A Shares ................................................      (10,056,725)            (403,089)          (386,028)
   Class B Shares ................................................         (121,595)                (858)              (382)
   Class S Shares ................................................          (80,418)                  --                 (8)
   Class I Shares ................................................       (1,757,439)                  --                (13)
Net increase/(decrease) in net assets from Fund share transactions:
   Class A Shares ................................................      136,587,447           13,215,047             72,014
   Class B Shares ................................................        2,020,617             (193,230)               382
   Class S Shares ................................................       (2,342,223)                  --                  8
   Class I Shares ................................................      (35,531,201)                  --                 13
                                                                       ------------          -----------        -----------
Net increase in net assets .......................................      100,748,930           13,021,842             70,237
NET ASSETS:
Beginning of period ..............................................      525,086,842           25,653,111         37,227,423
                                                                       ------------          -----------        -----------
End of period ....................................................     $625,835,772          $38,674,953        $37,297,660
                                                                       ============          ===========        ===========
Undistributed net investment income/(distributions in excess
   of net investment income) at end of period ....................     $     (3,587)         $        --        $     2,476
                                                                       ============          ===========        ===========

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS
For the Periods Ended October 31, 1998

                                                                           MONEY             TAX-EXEMPT          CALIFORNIA
                                                                           MARKET           MONEY MARKET            MONEY
                                                                           FUND(a)             FUND(a)              FUND(b)
                                                                      -------------         ------------         ----------
Net investment income ............................................     $ 18,139,941          $   720,598        $   296,345
Net realized loss on investments sold during the period ..........          (72,297)                  (3)                --
                                                                       ------------          -----------        -----------
Net increase in net assets resulting from operations .............       18,067,644              720,595            296,345
Distributions to shareholders from net investment income:
   Class A Shares ................................................      (14,948,299)            (720,041)          (296,197)
   Class B Shares ................................................         (103,182)                (557)              (141)
   Class S Shares ................................................         (172,000)                  --                 (3)
   Class I Shares ................................................       (2,916,460)                  --                 (4)
Net increase/(decrease) in net assets from Fund share transactions:
   Class A Shares ................................................      142,622,001           (6,693,465)          (235,693)
   Class B Shares ................................................        6,149,166              200,309             (4,765)
   Class S Shares ................................................        6,304,983                   --                  6
   Class I Shares ................................................      108,734,879                   --                  8
                                                                       ------------          -----------        -----------
Net increase/(decrease) in net assets ............................      263,738,732           (6,493,159)          (240,444)
NET ASSETS:
Beginning of period ..............................................      261,348,110           32,146,270         37,467,867
                                                                       ------------          -----------        -----------
End of period ....................................................     $525,086,842          $25,653,111        $37,227,423
                                                                       ============          ===========        ===========
Undistributed net investment income/(distributions in excess
   of net investment income) at end of period ....................     $     (3,587)         $        --        $     2,366
                                                                       ============          ===========        ===========

(a) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31. The amounts reflected are for the period January 1, 1998 through October 31, 1998.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30. The amounts reflected are for the period July 1, 1998 through October 31, 1998.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS
For the Periods Ended December 31, 1997

                                                                           MONEY             TAX-EXEMPT
                                                                           MARKET           MONEY MARKET
                                                                            FUND                FUND
                                                                           ------           ------------
Net investment income ...............................................  $ 12,584,944          $ 1,009,403
                                                                       ------------          -----------
Net increase in net assets resulting from operations ................    12,584,944            1,009,403
Distributions to shareholders from net investment income:
   Class A Shares ...................................................   (12,575,604)          (1,009,190)
   Class B Shares ...................................................        (9,340)                (213)
Net increase in net assets from Fund share transactions:
   Class A Shares ...................................................    31,522,179              160,533
   Class B Shares ...................................................       353,674                9,595
                                                                       ------------          -----------
Net increase in net assets ..........................................    31,875,853              170,128
NET ASSETS:
Beginning of year ...................................................   229,472,257           31,976,142
                                                                       ------------          -----------
End of year .........................................................  $261,348,110          $32,146,270
                                                                       ============          ===========

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS
For the Year Ended June 30, 1998

                                                                    CALIFORNIA
                                                                       MONEY
                                                                       FUND
                                                                   ------------
Net investment income .........................................    $ 1,094,589
                                                                   -----------

Net increase in net assets resulting from operations ..........      1,094,589
Distributions to shareholders from net investment income:
   Class A Shares .............................................     (1,093,207)
   Class B Shares .............................................         (1,326)
   Class S Shares .............................................            (22)
   Class I Shares .............................................            (31)
Net increase/(decrease) in net assets from Fund share transactions:
   Class A Shares .............................................     (5,520,424)
   Class B Shares .............................................         (4,780)
   Class S Shares .............................................             22
   Class I Shares .............................................             31
                                                                   -----------
Net decrease in net assets ....................................     (5,525,148)
NET ASSETS:
Beginning of year .............................................     42,993,015
                                                                   -----------
End of year ...................................................    $37,467,867

Undistributed net investment income at end of year ............    $     2,366
                                                                   ===========

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                                        MONEY MARKET FUND
                                                                   ---------------------------------------------------------
                                                                    SIX MONTHS ENDED
                                                                         04/30/99             PERIOD ENDED      YEAR ENDED
                                                                       (UNAUDITED)             10/31/98(a)       12/31/97
                                                                    -----------------         ------------      -----------
CLASS A:
   Sold ..........................................................     $387,090,839          $1,029,291,671     $631,834,628
                                                                       ------------          --------------     ------------
   Issued in exchange for Class A shares
     of the Sierra Global Money Fund .............................               --              86,308,379               --
   Issued in exchange for Class A shares
     of the Sierra U.S. Government Money Fund ....................               --              21,242,345               --
   Issued in exchange for Class A shares
     of the Griffin Money Market Fund ............................      227,709,262                      --               --
   Issued as reinvestment of dividends ...........................        9,679,557              13,666,591       12,427,917
   Redeemed ......................................................     (487,892,211)         (1,007,886,985)    (612,740,366)
                                                                       ------------          --------------     ------------
   Net increase ..................................................     $136,587,447          $  142,622,001     $ 31,522,179
                                                                       ============          ==============     ============
CLASS B:
   Sold ..........................................................     $ 10,813,816          $   15,707,869     $    916,714
   Issued in exchange for Class B shares
     of the Sierra Global Money Fund .............................                                1,089,407               --
   Issued in exchange for Class B shares
     of the Sierra U.S. Government Money Fund ....................                                  915,101               --
   Issued as reinvestment of dividends ...........................          109,748                  91,008            9,036
   Redeemed ......................................................       (8,902,947)            (11,654,219)        (572,076)
                                                                       ------------          --------------     ------------
   Net increase ..................................................     $  2,020,617          $    6,149,166     $    353,674
                                                                       ============          ==============     ============
CLASS S:
   Sold ..........................................................      $   210,371          $    1,846,781               --
   Issued in exchange for Class S shares
     of the Sierra Global Money Fund .............................               --               6,970,804               --
   Issued in exchange for Class S shares
     of the Sierra U.S. Government Money Fund ....................               --                 499,760               --
   Issued as reinvestment of dividends ...........................           77,667                 166,689               --
   Redeemed ......................................................       (2,630,261)             (3,179,051)              --
                                                                       ------------          --------------
   Net increase/(decrease) .......................................     $ (2,342,223)         $    6,304,983               --
                                                                       ============          ==============
CLASS I:
   Sold ..........................................................     $ 29,776,459          $   37,068,793               --
   Issued in exchange for Class I shares
     of the Sierra Global Money Fund .............................               --              76,706,647               --
   Issued in exchange for Class I shares
     of the Sierra U.S. Government Money Fund ....................               --              13,331,744               --
   Issued as reinvestment of dividends ...........................        1,480,238                 356,277               --
   Redeemed ......................................................      (66,787,898)            (18,728,582)              --
                                                                       ------------          --------------
   Net increase/(decrease) .......................................     $(35,531,201)         $  108,734,879               --
                                                                       ============          ==============

----------------
(a) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31. The amounts reflected are for the period January 1, 1998 through October 31, 1998.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                                  TAX-EXEMPT MONEY MARKET FUND
                                                                   ---------------------------------------------------------
                                                                    SIX MONTHS ENDED
                                                                         04/30/99             PERIOD ENDED      YEAR ENDED
                                                                       (UNAUDITED)             10/31/98(a)       12/31/97
                                                                    -----------------         ------------      -----------
CLASS A:
   Sold ........................................................       $ 20,092,365          $   30,837,963     $ 55,194,481
   Issued in exchange for Class A shares of the Griffin
     Tax Free Money Market Fund ................................         21,062,829
   Issued as reinvestment of dividends .........................            386,384                 710,706        1,003,218
   Redeemed ....................................................        (28,326,531)            (38,242,134)     (56,037,166)
                                                                       ------------          --------------     ------------
   Net increase/(decrease) .....................................       $ 13,215,047          $   (6,693,465)    $    160,533
                                                                       ============          ==============     ============
CLASS B:
   Sold ........................................................       $    124,929          $      201,001     $     12,980
   Issued as reinvestment of dividends .........................                645                     552              188
   Redeemed ....................................................           (318,804)                 (1,244)          (3,573)
                                                                       ------------          --------------     ------------
   Net increase/(decrease) .....................................       $   (193,230)         $      200,309     $      9,595
                                                                       ============          ==============     ============

-------------
(a) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31. The amounts reflected are for the period
    January 1, 1998 through October 31, 1998.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                                   CALIFORNIA MONEY MARKET FUND
                                                                   ---------------------------------------------------------
                                                                    SIX MONTHS ENDED
                                                                         04/30/99             PERIOD ENDED      YEAR ENDED
                                                                       (UNAUDITED)             10/31/98(a)       06/30/98
                                                                    -----------------         ------------      -----------
CLASS A:
   Sold ....................................................           $ 13,783,985          $   10,436,305     $ 30,331,723
   Issued as reinvestment of dividends .....................                364,788                 286,201        1,056,492
   Redeemed ................................................            (14,076,759)            (10,958,199)     (36,908,639)
                                                                       ------------          --------------     ------------
   Net increase/(decrease) .................................           $     72,014          $     (235,693)    $ (5,520,424)
                                                                       ============          ==============     ============
CLASS B:
   Sold ....................................................           $         --          $           --     $     70,100
   Issued as reinvestment of dividends .....................                    382                     301            1,322
   Redeemed ................................................                     --                  (5,066)         (76,202)
                                                                       ------------          --------------     ------------
   Net increase/(decrease) .................................           $        382          $       (4,765)    $     (4,780)
                                                                       ============          ==============     ============
CLASS S:
   Sold ....................................................           $         --          $           --     $         --
   Issued as reinvestment of dividends .....................                      8                       6               22
   Redeemed ................................................                     --                      --               --
                                                                       ------------          --------------     ------------
   Net increase ............................................           $          8          $            6     $         22
                                                                       ============          ==============     ============
CLASS I:
   Sold ....................................................           $         --          $           --     $         --
   Issued as reinvestment of dividends .....................                     13                       8               31
   Redeemed ................................................                     --                      --               --
                                                                       ------------          --------------     ------------
   Net increase ............................................           $         13          $            8     $         31
                                                                       ============          ==============     ============
----------
(a) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30. The amounts reflected are for the period July 1, 1998 through October 31, 1998.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
For a Fund share outstanding throughout each period.

                                                        INCOME FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                                                        ---------------------------------       ----------------------------------
                                   NET ASSET VALUE,                           TOTAL FROM        DIVIDENDS FROM
                                     BEGINNING           NET INVESTMENT        INVESTMENT        NET INVESTMENT           TOTAL
                                     OF PERIOD               INCOME            OPERATIONS            INCOME           DISTRIBUTIONS
                                     ---------               ------            ----------            ------           -------------
 CLASS A
 04/30/99 (unaudited)                 $ 1.00               $ 0.022             $ 0.022            $ (0.022)           $ (0.022)
 10/31/98(b)                            1.00                 0.041               0.041              (0.041)             (0.041)
 12/31/97                               1.00                 0.049               0.049              (0.049)             (0.049)
 12/31/96                               1.00                 0.048               0.048              (0.048)             (0.048)
 12/31/95                               1.00                 0.052               0.052              (0.052)             (0.052)
 12/31/94                               1.00                 0.034               0.034              (0.034)             (0.034)
 12/31/93                               1.00                 0.024               0.024              (0.024)             (0.024)

 CLASS B
 04/30/99 (unaudited)                   1.00                 0.017               0.017              (0.017)             (0.017)
 10/31/98(b)                            1.00                 0.035               0.035              (0.035)             (0.035)
 12/31/97                               1.00                 0.041               0.041              (0.041)             (0.041)
 12/31/96                               1.00                 0.038               0.038              (0.038)             (0.038)
 12/31/95                               1.00                 0.042               0.042              (0.042)             (0.042)
 12/31/94(c)                            1.00                 0.018               0.018              (0.018)             (0.018)

 CLASS S
 04/30/99 (unaudited)                   1.00                 0.017               0.017              (0.017)             (0.017)
 10/31/98(c)                            1.00                 0.026               0.026              (0.026)             (0.026)

 CLASS I
 04/30/99 (unaudited)                   1.00                 0.022               0.022              (0.022)             (0.022)
 10/31/98(c)                            1.00                 0.031               0.031              (0.031)             (0.031)

-----------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31. (c) On May 2, 1994, March 23, 1998 and March 23, 1998 the Fund commenced selling Class B, Class S and Class I shares, respectively.

                       See Notes to Financial Statements.

                                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                    ---------------------------------------------------------------------------

                                                                                                           RATIO OF OPERATING
                                                                                                           EXPENSES TO AVERAGE
                                                                         RATIO OF                          NET ASSETS WITHOUT
                                                                        OPERATING         RATIO OF NET     FEE WAIVERS AND/OR
                                                     NET ASSETS,        EXPENSES TO     INVESTMENT INCOME   FEES REDUCED BY
         NET ASSET VALUE,                           END OF PERIOD         AVERAGE          TO AVERAGE       CREDITS ALLOWED
          END OF PERIOD       TOTAL RETURN+          (IN 000'S)        NET ASSETS(a)       NET ASSETS       BY THE CUSTODIAN
         ----------------     -------------         -------------      -------------       ----------      ------------------

            $ 1.00                2.17%              $ 540,043           0.71%*              4.33%*                  0.72%*
              1.00                4.19%                403,443           0.66%*              4.94%*                  0.67%*
              1.00                5.04%                260,877           0.75%               4.93%                   0.83%
              1.00                4.88%                229,355           0.79%               4.77%                   0.89%
              1.00                5.33%                171,225           0.92%               5.19%                   1.04%
              1.00                3.47%                125,651           0.95%               3.39%                   1.04%
              1.00                2.41%                135,187           0.97%               2.38%                   1.03%

              1.00                1.73%                  8,640           1.65%*              3.39%*                  1.72%*
              1.00                3.52%                  6,619           1.64%*              3.96%*                  1.65%*
              1.00                4.15%                    471           1.59%               4.15%                   1.80%
              1.00                3.91%                    117           1.69%               3.87%                   1.90%
              1.00                4.30%                     74           1.94%               4.19%                   2.10%
              1.00                2.78%                     11           1.93%*              3.29%*                  2.62%*

              1.00                1.73%                  3,962           1.92%*              3.12%*                  2.09%*
              1.00                2.58%                  6,304           1.81%*              3.79%*                  1.82%*

              1.00                2.21%                 73,191           0.59%*              4.47%*                  0.62%*
              1.00                3.17%                108,720           0.54%*              5.06%*                  0.55%*

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

TAX-EXEMPT MONEY MARKET FUND
For a Fund share outstanding throughout each period.

                                                 INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                                           -------------------------------------------   ------------------------------------------
                                                            NET REALIZED                                DISTRIBUTIONS
                          NET ASSET VALUE,                 AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM     FROM
                             BEGINNING     NET INVESTMENT      GAIN ON      INVESTMENT   NET INVESTMENT  NET REALIZED     TOTAL
                             OF PERIOD         INCOME        INVESTMENTS    OPERATIONS       INCOME         GAINS     DISTRIBUTIONS
                             ---------         ------        -----------    ----------       ------         -----     -------------
 CLASS A
 04/30/99 (unaudited)       $ 1.00            $ 0.013       $     --         $ 0.013         $ (0.013)     $ --        $ (0.013)
 10/31/98(b)                  1.00              0.026             --           0.026           (0.026)      --           (0.026)
 12/31/97                     1.00              0.031             --           0.031           (0.031)      --           (0.031)
 12/31/96                     1.00              0.030             --           0.030           (0.030)      --           (0.030)
 12/31/95                     1.00              0.034           0.000#         0.034           (0.034)   (0.000)#        (0.034)
 12/31/94                     1.00              0.024             --           0.024           (0.024)      --           (0.024)
 12/31/93                     1.00              0.020             --           0.020           (0.020)      --           (0.020)

 CLASS B
 04/30/99 (unaudited)         1.00              0.008             --           0.008           (0.008)      --           (0.008)
 10/31/98(b)                  1.00              0.018             --           0.018           (0.018)      --           (0.018)
 12/31/97                     1.00              0.022             --           0.022           (0.022)      --           (0.022)
 12/31/96                     1.00              0.020             --           0.020           (0.020)      --           (0.020)
 12/31/95                     1.00              0.023          0.000#          0.023           (0.023)   (0.000)#        (0.023)
 12/31/94(c)                  1.00              0.010             --           0.010           (0.010)      --           (0.010)

----------------
*   Annualized.
#   Amount represents less than $0.001 per share.
+   Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31.
(c) On May 2, 1994, the Fund commenced selling Class B shares.

                       See Notes to Financial Statements.

                                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                    ---------------------------------------------------------------------------
                                                                                                           RATIO OF OPERATING
                                                                                                           EXPENSES TO AVERAGE
                                                                         RATIO OF                          NET ASSETS WITHOUT
                                                                        OPERATING         RATIO OF NET     FEE WAIVERS AND/OR
                                                     NET ASSETS,        EXPENSES TO     INVESTMENT INCOME   FEES REDUCED BY
         NET ASSET VALUE,                           END OF PERIOD         AVERAGE          TO AVERAGE       CREDITS ALLOWED
          END OF PERIOD       TOTAL RETURN+          (IN 000'S)        NET ASSETS(a)       NET ASSETS       BY THE CUSTODIAN
         ----------------     -------------         -------------      -------------       ----------      ------------------

            $ 1.00                1.31%                $ 38,656          0.56%*              2.64%*                  0.95%*
              1.00                2.60%                  25,441          0.55%*              3.09%*                  0.72%*
              1.00                3.18%                  32,134          0.57%               3.14%                   0.71%
              1.00                3.05%                  31,974          0.57%               3.01%                   0.72%
              1.00                4.01%                  30,988          0.61%               3.39%                   0.81%
              1.00                2.37%                  33,612          0.60%               2.33%                   0.76%
              1.00                2.06%                  34,513          0.50%               2.03%                   0.77%

              1.00                0.81%                      19          1.57%*              1.63%*                  1.96%*
              1.00                1.79%                     212          1.63%*              2.01%*                  1.80%*
              1.00                2.26%                      12           1.50%              2.32%                   2.27%
              1.00                2.01%                       2           1.53%              1.99%                   4.22%
              1.00                2.83%                       1           1.73%              2.12%                   3.66%
              1.00                1.45%                       1           1.66%*             1.38%*                  3.61%*

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CALIFORNIA MONEY FUND
For a Fund share outstanding throughout each period.

                                                        INCOME FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                                                        ---------------------------------       -----------------------------------
                                   NET ASSET VALUE,                           TOTAL FROM        DIVIDENDS FROM
                                     BEGINNING           NET INVESTMENT        INVESTMENT        NET INVESTMENT           TOTAL
                                     OF PERIOD               INCOME            OPERATIONS           INCOME           DISTRIBUTIONS
                                     ---------               ------            ----------           ------           -------------
 CLASS A
 04/30/99 (unaudited)                 $ 1.00               $ 0.011             $ 0.011            $ (0.011)           $ (0.011)
 10/31/98(b)                            1.00                 0.008               0.008              (0.008)             (0.008)
 06/30/98                               1.00                 0.027               0.027              (0.027)             (0.027)
 06/30/97                               1.00                 0.028               0.028              (0.028)             (0.028)
 06/30/96                               1.00                 0.029               0.029              (0.029)             (0.029)
 06/30/95                               1.00                 0.028               0.028              (0.028)             (0.028)
 06/30/94                               1.00                 0.018               0.018              (0.018)             (0.018)

 CLASS B
 04/30/99 (unaudited)                   1.00                 0.007               0.007              (0.007)             (0.007)
 10/31/98(b)                            1.00                 0.005               0.005              (0.005)             (0.005)
 06/30/98                               1.00                 0.019               0.019              (0.019)             (0.019)
 06/30/97                               1.00                 0.020               0.020              (0.020)             (0.020)
 06/30/96                               1.00                 0.022               0.022              (0.022)             (0.022)
 06/30/95(c)                            1.00                 0.020               0.020              (0.020)             (0.020)

 CLASS S
 04/30/99 (unaudited)                   1.00                 0.007               0.007              (0.007)             (0.007)
 10/31/98(b)                            1.00                 0.005               0.005              (0.005)             (0.005)
 06/30/98                               1.00                 0.019               0.019              (0.019)             (0.019)
 06/30/97                               1.00                 0.020               0.020              (0.020)             (0.020)
 06/30/96                               1.00                 0.022               0.022              (0.022)             (0.022)
 06/30/95(c)                            1.00                 0.020               0.020              (0.020)             (0.020)

 CLASS I
 04/30/99 (unaudited)                   1.00                 0.011               0.011              (0.011)             (0.011)
 10/31/98(b)                            1.00                 0.008               0.008              (0.008)             (0.008)
 06/30/98                               1.00                 0.029               0.029              (0.029)             (0.029)
 06/30/97(c)                            1.00                 0.028               0.028              (0.028)             (0.028)

------------------------
*   Annualized.
+   Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30.
(c) On July 1, 1994, July 1, 1994 and July 25, 1996 the Fund commenced selling Class B, Class S and Class I shares, respectively.

                       See Notes to Financial Statements.

                                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                    ---------------------------------------------------------------------------
                                                                                                           RATIO OF OPERATING
                                                                                                           EXPENSES TO AVERAGE
                                                                         RATIO OF                          NET ASSETS WITHOUT
                                                                        OPERATING         RATIO OF NET     FEE WAIVERS AND/OR
                                                     NET ASSETS,        EXPENSES TO     INVESTMENT INCOME   FEES REDUCED BY
         NET ASSET VALUE,                           END OF PERIOD         AVERAGE          TO AVERAGE       CREDITS ALLOWED
          END OF PERIOD       TOTAL RETURN+          (IN 000'S)        NET ASSETS(A)       NET ASSETS       BY THE CUSTODIAN
         ----------------     -------------         -------------      -------------       ----------      ------------------
            $ 1.00                1.07%                $ 37,237          0.85%*              2.15%*                  0.85%*
              1.00                0.99%                  37,167          0.73%*              2.31%*                  0.87%*
              1.00                2.73%                  37,403          0.82%               2.71%                   0.99%
              1.00                2.81%                  42,923          0.85%               2.75%                   1.14%
              1.00                3.00%                  51,211          0.85%               2.94%                   1.14%
              1.00                2.79%                  48,836          0.85%               2.73%                   1.15%
              1.00                1.81%                  62,500          0.85%               1.80%                   1.27%

              1.00                0.66%                      58          1.99%*              1.01%*                  1.99%*
              1.00                0.63%                      58          1.60%*              1.44%*                  2.05%*
              1.00                1.96%                      63          1.60%               1.88%                   1.82%
              1.00                2.03%                      68          1.60%               2.00%                   1.89%
              1.00                2.22%                     147          1.60%               2.19%                   1.89%
              1.00                2.04%                      79          1.60%               1.98%                   1.90%

              1.00                0.68%                       1          5.68%*              1.01%*                  5.68%*
              1.00                0.66%                       1          1.60%*              1.44%*                  4.80%*
              1.00                1.96%                       1          1.60%               1.85%                   1.85%
              1.00                2.03%                       1          1.60%               2.00%                   1.89%
              1.00                2.22%                      10          1.60%               2.19%                   1.89%
              1.00                2.04%                      10          1.60%               1.98%                   1.90%

              1.00                1.15%                       1          0.75%*              2.26%*                  0.75%*
              1.00                1.06%                       1          0.60%*              2.44%*                  0.77%*
              1.00                2.99%                       1          0.63%               2.89%                   0.81%
              1.00                2.89%                       1          0.60%*              3.00%*                  0.89%*

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND

APRIL 30, 1999 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
   ------                                                             -----

COMMERCIAL PAPER (DOMESTIC) - 32.5%

             American Express Corporation:

$10,000,000    4.800% due 05/13/1999+++ .........................  $  9,984,000
 10,000,000    4.830% due 05/18/1999+++ .........................     9,977,192
 10,000,000  Associates Financial Services
               Company of Puerto Rico,
               4.820% due 06/22/1999+++ .........................     9,930,378
 10,000,000  Associates First Capital Corporation,
               4.800% due 06/14/1999+++ .........................     9,941,334
 6,500,000   Bear Stearns Companies Inc.,
               4.820% due 05/20/1999+++ .........................     6,483,465
 10,000,000  Caterpillar Financial Services Corporation,
               4.820% due 06/22/1999+++ .........................     9,930,378
 10,000,000  Deere & Company,
               4.800% due 05/25/1999+++ .........................     9,968,000
 11,000,000  General Electric Capital Corporation,
               4.820% due 05/10/1999+++ .........................    11,000,000
 15,000,000  International Lease Finance Corporation,
               4.820% due 05/10/1999+++ .........................    14,981,925
               Morgan Stanley, Dean Witter, Discover:
 10,000,000    4.850% due 05/11/1999+++ .........................     9,986,528
 10,000,000    4.850% due 05/21/1999+++ .........................     9,973,056
 10,000,000  National Rural Utilities Cooperative
               Finance Corporation,
               4.810% due 05/24/1999+++ .........................     9,969,270
 10,000,000  Petrobras International Finance Company,
               4.840% due 06/22/1999+++ .........................     9,930,089
 20,000,000  Sears Roebuck Acceptance Corporation,
               4.800% due 05/03/1999+++ .........................    19,994,667
 10,000,000  Wells Fargo Company,
               4.810% due 06/28/1999+++ .........................     9,922,506
 10,000,000  Weyerhaeuser Real Estate Company,
               4.800% due 05/12/1999+++ .........................     9,985,334
             Windmill Funding Corporation:
 10,000,000    4.830% due 06/17/1999+++ .........................     9,936,941
 10,000,000    4.820% due 06/21/1999+++ .........................     9,931,717
 12,000,000  Xerox Credit Corporation,
               4.820% due 05/14/1999+++ .........................    11,979,114
                                                                   -------------
             Total Commercial Paper (Domestic)
               (Cost $203,805,894) ..............................   203,805,894
                                                                   -------------

COMMERCIAL PAPER (YANKEE) - 14.8%
             American Honda Finance Corporation:
 15,000,000    4.850% due 05/26/1999+++ .........................    14,949,479
 10,000,000    4.790% due 06/22/1999+++ .........................     9,930,811
 10,000,000  Pemex Capital Inc.,
               4.810% due 06/18/1999+++ .........................     9,935,867
 10,000,000  Statoil (Den Norske Stats Oljeselskap A/S),
               4.780% due 05/20/1999+++ ......                        9,974,772
             Toyota Motor Credit Corporation:
 10,000,000    4.800% due 05/28/1999+++ .........................     9,964,000
 10,000,000    4.800% due 06/16/1999+++ .........................     9,938,667
 10,000,000  Westdeutsche Landesbank,
               4.900% due 07/07/1999 ............................    10,000,368
             Xerox Capital (Europe) Plc:
 10,000,000    4.810% due 05/21/1999+++ .........................     9,973,278
  7,700,000    4.830% due 06/04/1999+++ .........................     7,664,875
                                                                   -------------
             Total Commercial Paper (Yankee)
               (Cost $92,332,117) ...............................    92,332,117
                                                                   -------------

CERTIFICATE OF DEPOSIT (DOMESTIC) - 1.8%
   (Cost $11,000,000)
 11,000,000  NationsBank N.A.,
               4.870% due 10/06/1999 ............................    11,000,000

CERTIFICATES OF DEPOSIT (YANKEE) - 3.8%
 10,000,000  Bayerische Landesbank NY,
               4.820% due 04/10/2000++ ..........................     9,995,000
  5,000,000  Societe Generale, NY,
               4.853% due 05/07/1999++ ..........................     4,999,955
  9,000,000  Toronto Dominion Bank, NY,
               5.640% due 07/14/1999 ............................     9,006,944
                                                                   -------------
             Total Certificates of Deposit (Yankee)
               (Cost $24,001,899) ...............................    24,001,899
                                                                   -------------

CORPORATE BONDS AND NOTES - 11.5%
  8,650,000  Associates Corporation of North America,
               Sr. Note,
               6.680% due 09/17/1999 ............................     8,695,759
  3,000,000  Bank of New York, Note,
               5.750% due 05/14/1999 ............................     3,000,764
  3,500,000  Chase Manhattan Corporation, Sub. Note,
               8.000% due 06/15/1999 ............................     3,509,597
  3,500,000  DBSI First Mortgage 1998, Note,
               5.171% due 07/01/2023++ ..........................     3,500,000
             Everett Clinic, P.S., Note:
  5,600,000    5.090% due 12/01/2018++ ..........................     5,600,000
  3,900,000    5.090% due 12/01/2021++ ..........................     3,900,000
             First National Bank of Chicago, Note:
 10,000,000    4.820% due 05/06/1999 ............................    10,000,000
 10,000,000    4.810% due 06/21/1999 ............................    10,000,000
  2,000,000  Ford Motor Credit Corporation, Note,
               7.250% due 05/15/1999 ............................     2,001,119
  5,000,000  Keybank N.A., Sr. Note,
               4.906% due 07/23/1999++ ..........................     5,000,569
  5,000,000  NationsBank N.A., Note,
               5.170% due 02/04/2000++ ..........................     5,000,000
  5,000,000  Swiss Bank Corporation, Note,
               5.740% due 06/11/1999 ............................     4,999,946
  6,500,000  U.S. Bank N.A., Note,
               4.908% due 09/15/1999++ ..........................     6,500,754
                                                                   -------------
             Total Corporate Bonds and Notes
               (Cost $71,708,508) ...............................    71,708,508
                                                                   -------------

MEDIUM TERM NOTES - 15.3%
             Bear Stearns Companies Inc.:
  7,500,000    4.944% due 08/31/1999++ ..........................     7,500,000
  5,000,000    5.053% due 01/28/2000++ ..........................     5,000,000
  5,000,000  Caterpillar Financial Services Corporation,
               5.000% due 11/16/1999 ............................     4,999,418
  9,000,000  CIT Group Inc.,
               6.100% due 08/09/1999 ............................     9,020,540
  7,000,000  Citicorp,
               4.980% due 09/17/1999++ ..........................     7,000,000
  2,500,000  Ford Motor Credit Company,
               7.900% due 05/17/1999 ......... ..................     2,503,284
  7,000,000  General Electric Capital Corporation,
               5.760% due 04/24/2000 .........                        7,042,328
  8,000,000  General Motors Acceptance Corporation,
               5.070% due 02/03/2003++ ..........................     7,995,600
             International Lease Finance Corporation:
  5,000,000    6.600% due 07/06/1999 ............................     5,007,526
  4,920,000    5.960% due 07/07/1999 ............................     4,922,340
             Merrill Lynch & Company, Inc.:
  5,000,000    5.870% due 05/04/1999 ............................     5,000,046
  5,000,000    6.010% due 08/04/1999 ............................     5,012,779
  5,000,000    4.920% due 08/13/1999++ ..........................     5,000,000
  5,000,000  National Rural Utilities Cooperative
               Finance Corporation,
               6.040% due 11/18/1999 ............................     5,027,760
  5,000,000  NationsBank Corporation,
               7.230% due 05/02/1999 ............................     5,000,203
 10,000,000  Wells Fargo Company, Series J,
               5.225% due 04/10/2000 ............................     9,998,200
                                                                   -------------
             Total Medium Term Notes
               (Cost $96,030,024) ...............................    96,030,024
                                                                   -------------

MUNICIPAL BONDS - 5.3%
 12,400,000  California Housing Finance Agency, Home
               Mortgage, Series M, Taxable Bonds,
               4.850% due 08/01/2019+ ...........................    12,400,000
  5,000,000  Cleveland, Ohio, Airport Systems Revenue,
               Series E, Taxable Bonds,
               4.900% due 01/01/2020+ ...........................     5,000,000
 10,000,000  Santa Rosa, California, Wastewater
               Revenue, Series A, Taxable Bonds,
               5.000% due 09/01/2028+ ...........................    10,000,000
             Washington State Housing Finance
               Community, Multi-family Revenue,
               Series B, Taxable Bonds:
  2,480,000    (Boardwalk Apartments),
               5.050% due 09/01/2028+ ...........................     2,480,000
  2,100,000   (Cedar Landing),
               5.050% due 12/01/2028+ ...........................     2,100,000
  1,400,000   (Oxford Square),
               5.050% due 12/01/2028+ ...........................     1,400,000
                                                                   -------------
             Total Municipal Bonds
               (Cost $33,380,000) ...............................    33,380,000
                                                                   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.9%
    FEDERAL FARM CREDIT BANK (FFCB) - 4.0%
  5,000,000    4.840% due 06/01/1999 ............................     5,000,000
  5,000,000    4.870% due 09/01/1999 ............................     5,000,000
 10,000,000    4.770% due 11/01/1999 ............................    10,000,000
  5,000,000    5.020% due 03/01/2000 ............................     4,999,167
                                                                   -------------
             Total FFCBs (Cost $24,999,167) .....................    24,999,167
                                                                   -------------

    FEDERAL HOME LOAN BANK (FHLB) - 4.8%
  5,000,000    5.030% due 10/29/1999 ............................     5,000,000
  5,000,000    5.000% due 11/17/1999 ............................     5,000,000
  5,000,000    5.000% due 02/24/2000 ............................     4,999,406
  5,000,000    5.160% due 03/08/2000 ............................     5,000,213
 10,000,000    5.050% due 04/26/2000 ............................     9,997,149
                                                                   -------------

             Total FHLBs (Cost $29,996,768) .....................    29,996,768
                                                                   -------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.1%
  9,000,000    4.980% due 05/12/1999 ............................     8,999,989
 10,000,000    8.350% due 11/10/1999 ............................    10,170,899
                                                                   -------------
             Total FNMAs (Cost $19,170,888) .....................    19,170,888
                                                                   -------------

    Student Loan Mortgage Association (SLMA) - 2.0%
  5,000,000    4.500% due 08/02/1999 ............................     4,985,950
  7,500,000    4.900% due 10/27/1999 MTN ........................     7,500,000
                                                                   -------------
             Total SLMAs (Cost $12,485,950) .....................    12,485,950
                                                                   -------------

             Total U.S. Government Agency Obligations
               (Cost $86,652,773) ...............................    86,652,773
                                                                   -------------

REPURCHASE AGREEMENT - 1.2%
    (Cost $7,530,000)
  7,530,000  Agreement with Credit Suisse First Boston
              Corporation, 4.840% dated 04/30/1999,
              to be repurchased at $7,533,037 on
              05/03/1999, collaterialized by
              $7,680,600 U.S. Treasury Bond,
              8.875% due 02/15/2019
              (Market Value $7,668,086) .........................     7,530,000
                                                                   -------------
TOTAL INVESTMENTS (COST $626,441,215*) ................... 100.1%   626,441,215
OTHER ASSETS AND LIABILITIES (NET) .......................  (0.1)      (605,443)
                                                           -----   -------------
NET ASSETS ............................................... 100.0%  $625,835,772
                                                           =====   =============

  *  Aggregate cost for federal tax purposes.
  + Variable rate securities payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.
 ++ Floating rate security whose interest rate is reset periodically based on an index.
+++ Rate represents discount rate at the date of purchase.


                            ------------------------
                               GLOSSARY OF TERMS
                             MTN - Medium Term Note
                            ------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT MONEY MARKET FUND

APRIL 30, 1999 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
   ------                                                             -----

STATE AND MUNICIPAL SECURITIES - 98.2%
    ALABAMA - 2.1%
$   500,000  Daphne-Villa Mercy, Special Care
               Authority, Facilities Financing,
               (Mercy Medical Project),
               3.950% due 12/01/2027+ ...........................  $    500,000
    330,000  Prichard, Waterworks & Sewer Board,
               Water & Sewer Revenue,
               6.500% due 10/01/1999 ............................       334,479
                                                                   -------------
                                                                        834,479
                                                                   -------------
    ALASKA - 0.2%
           100,000 Anchorage, Unlimited Tax General
               Obligation Bonds, Series B,
               4.400% due 08/01/1999 ............................       100,162
                                                                   -------------
    CALIFORNIA - 1.3%
             Los Angeles Regional Airport (American
               Airlines, Los Angeles International):
    200,000    Series B,
               4.250% due 12/01/2024+ ...........................       200,000
    300,000    Series E,
               4.250% due 12/01/2024+ ...........................       300,000
                                                                   -------------
                                                                        500,000
                                                                   -------------
    FLORIDA - 1.5%
    600,000  South Miami, Health Facilities Authority
               Hospital Revenue Bonds,
               Baptist Health System,
               4.150% due 10/01/1999 ...........................        602,077
                                                                   -------------
    GEORGIA - 5.8%
  1,000,000  De Kalb County School District, Unlimited
               Tax General Obligation Bonds, Series A,
               4.250% due 07/01/1999 ...........................      1,001,057
             Georgia State Unlimited Tax General
               Obligation Bonds:
    700,000    Municipal Electric Authority,
                  Revenue Bonds, Series B,
                  4.000% due 06/01/2020+ .......................        700,000
    300,000    Series C,
               7.000% due 05/01/1999 ...........................        300,000
    250,000    Series D,
               6.500% due 08/01/1999 ...........................        251,872
                                                                   -------------
                                                                      2,252,929
                                                                   -------------
    HAWAII - 0.3%
    100,000  Honolulu, Unlimited Tax General
               Obligation Bonds, Series B,
               4.600% due 10/01/1999 ............................       100,515
                                                                   -------------
    ILLINOIS - 5.7%
    100,000  Carbondale, Unlimited Tax General
              Obligation Bonds,
               5.900% due 05/01/1999 ............................       100,000
             Chicago O'Hare International Airport
              General Airport Second Lein
                  Revenue Bonds:
    500,000    1984 Series A,
               3.950% due 01/01/2015+ ...........................       500,000
    500,000    1984 Series B,
               3.950% due 01/01/2015+ ...........................       500,000
  1,000,000  Illinois Health Facilities Authority,
               (Swedish Covenant), Series A,
               4.000% due 08/15/2027+ ...........................     1,000,000
    100,000  Illinois State, Unlimited Tax General
               Obligation Bonds,
               4.300% due 07/01/1999 ............................       100,074
                                                                   -------------
                                                                      2,200,074
                                                                   -------------
    INDIANA - 1.3%
    500,000  Indiana Health Facilities Financing
               Authority Revenue, (Deaconess
               Hospital Inc.),
               3.900% due 01/01/2022 ............................       500,000
                                                                   -------------
     KANSAS - 0.8%
    300,000  Shawnee, Industrial Revenue Bonds,
               (Shawnee Village Associates LP),
               3.500% due 12/01/2009+ ............................       300,000
                                                                   -------------
    KENTUCKY - 2.4%
    400,000  Kentucky Development Financing
               Authority, Hospital Revenue
               Bonds, (Baptist Hospital Project),
               (Pre-refunded to 09/01/1999 @ 102)
               7.200% due 09/01/2015 ............................       413,121
    500,000  Kentucky Rural Water Finance
               Corporation, Revenue Bonds,
               (Public Projects),
               4.000% due 07/15/1999 ............................       500,826
                                                                   -------------
                                                                        913,947
                                                                   -------------
    LOUISIANA - 3.1%
  1,000,000  Louisiana Public Facilities Authority,
               Revenue Bonds, (Multi-family
               Mortgage Revenue, Emberwood
               Projects),
               4.000% due 10/01/2022+ ...........................     1,000,000
  210,000    State Colleges & Universities, Southeastern
                  Louisiana University Revenue Bonds,
                  3.750% due 06/01/1999 .........................       210,000
                                                                   -------------
                                                                      1,210,000
                                                                   -------------
    MICHIGAN - 9.0%
    125,000  Marysville, Public School District,
               Unlimited Tax General
               Obligation Bonds,
               3.700% due 05/01/1999 ............................       125,000
  1,000,000  Michigan Municipal Bond Authority
               Revenue, (Local Government
               Loan Project),
               6.100% due 05/15/1999 ............................     1,000,931
    500,000  Michigan State Hospital Finance
               Authority Revenue,
               (Mt. Clemens Hospital),
               4.000% due 08/15/2015+ ...........................       500,000
  1,000,000  Michigan State Housing Development
               Authority Revenue,
               (Laurel Valley Projects),
               3.950% due 12/01/2007+ ...........................     1,000,000
             Michigan State Job Development Authority
               Revenue:
    300,000    (East Lansing Residence),
               3.250% due 12/01/2014+ ...........................       300,000
    200,000    (Kentwood Residence),
               3.250% due 11/01/2014+ ...........................       200,000
    345,000  Northview, Public School District,
               Unlimited Tax General
               Obligation Bonds,
               3.600% due 05/01/1999 ............................       345,000
                                                                   -------------
                                                                      3,470,931
                                                                   -------------
    MISSOURI - 4.4%
    500,000  Kansas City Industrial Development
               Authority, Hospital Revenue
               Bonds, Baptist Health Systems,
               Series A,
               4.050% due 08/01/2018+ ...........................       500,000
    800,000  Missouri State Environmental
               Improvement and Energy Resources
               Authority, Pollution Control Revenue
               Bonds, (Union Electric Company
               Project), Series A,
               3.200% due 06/01/2015+ ...........................       800,000
    400,000  Missouri Higher Education Loan Authority,
               Student Loan Revenue, Series B,
               4.100% due 06/01/2020+ ...........................       400,000
                                                                   -------------
                                                                      1,700,000
                                                                   -------------
    MONTANA - 1.0%
    375,000  Lewis & Clark Counties, Elementary
               School District No.001 (Helena),
               Unlimited Tax General Obligation Bonds,
               3.500% due 06/01/1999 ............................       375,000
                                                                   -------------
    NEBRASKA - 2.3%
    900,000  Nebhelp Inc. Revenue Bonds,
               Student Loan Program, Series C,
               4.100% due 12/01/2016+ ...........................       900,000
                                                                   -------------
    NEVADA - 3.4%
  1,105,000  Henderson, Improvement District Revenue
               Bonds, Series A,
               3.600% due 11/01/1999 ............................     1,107,692
    200,000  Nevada State Limited Tax General
               Obligation Bonds,
               7.125% due 05/01/1999 ............................       200,000
                                                                   -------------
                                                                      1,307,692
                                                                   -------------
    NEW JERSEY - 0.4%
    144,000  Elizabeth, Sewer Utility,
               Unlimited Tax General Obligation Bonds,
               4.900% due 07/15/1999 ............................       144,345
                                                                   -------------
    NEW YORK - 1.0%
    300,000  Jefferson County, Industrial
               Development Agency,
               Watertown-Carthage TV,
               3.200% due 12/01/2012+ ...........................       300,000
    100,000  Nassau County, Sewer Districts,
               Unlimited Tax General Obligation Bonds, Series G,
               (Called in full @ 102.50 on 05/01/1999),
               7.375% due 05/01/2004 ............................       102,500
                                                                   -------------
                                                                        402,500
                                                                   -------------
    NORTH CAROLINA - 3.7%
  1,200,000  North Carolina Education Facilities
               Financing Agency Revenue Bonds,
               3.950% due 09/01/2020+ ...........................     1,200,000
    250,000  North Carolina State Unlimited Tax
               General Obligation Bonds,
               5.500% due 08/01/1999 ............................       251,248
                                                                   -------------
                                                                      1,451,248
                                                                   -------------
    NORTH DAKOTA - 1.6%
    500,000  Burleigh County, Retirement Facility
               Revenue Bonds, (Missouri Slope
               Lutheran Care Center),
               (Pre-refunded to 06/01/1999 @ 100),
               7.250% due 06/01/2012 ............................       501,528
    100,000  West Fargo, Refunding and Improvement
               Unlimited Tax General Obligation Bonds,
               Series B,
               3.900% due 05/01/1999 ............................       100,000
                                                                   -------------
                                                                        601,528
                                                                   -------------
    OHIO - 3.5%
    100,000  Mount Vernon Waterworks Revenue,
               Revenue Bonds,
               3.000% due 12/01/1999 ............................       100,000
    240,000  Norwalk City School District,
               Unlimited Tax General Obligation Bonds,
               3.000% due 12/01/1999 ............................       240,000
    1,000,000 Ohio State Public Facilities Community,
               Higher Education Capital Facilities
               Series II-A,
               4.375% due 11/01/1999 ............................     1,006,333
                                                                   -------------
                                                                      1,346,333
                                                                   -------------
    OREGON - 2.6%
  1,000,000  Oregon State Transportation Revenue,
               Regional Light Rail Fund,
               (Westside Project),
               5.375% due 06/01/1999 ............................     1,001,382
                                                                   -------------
   PENNSYLVANIA - 2.1%
    800,000  Philadelphia Water & Wastewater Revenue,
               Series B,
               3.850% due 08/01/2027+ ............................       800,000
                                                                   -------------
    RHODE ISLAND - 2.6%
  1,000,000  Rhode Island State Student Loan Authority
               Revenue, Series 3,
               4.000% due 06/01/2026+ ...........................     1,000,000
                                                                   -------------
    TENNESSEE - 2.1%
    500,000  Metro Government, Nashville/Davidson
               County, Industrial Development
               Multi-family Housing Revenue Bonds,
               (Chimneytop II),
               3.550% due 09/01/2006+ ...........................       500,000
    300,000  Metropolitan Nashville Airport Revenue
               Authority, Special Facilities Revenue
               Bonds, (American Airlines Project),
               Series A,
               4.250% due 10/01/2012+ ...........................       300,000
                                                                   -------------
                                                                        800,000
                                                                   -------------
    TEXAS - 11.3%
    500,000  Austin County, Industrial Development
               Corporation, (Justin Industries, Inc.
               Project),
               3.900% due 12/01/2014+ ...........................       500,000
    375,000  Brenham, Limited Tax General Obligation
               Bonds,
               5.500% due 08/15/1999 ............................       377,067
             Grapevine, Industrial Development
               Corporation Revenue Bonds,
               (American Airlines):
    400,000    Series A2,
               4.250% due 12/01/2024+ ...........................       400,000
    600,000    Series B4,
               4.250% due 12/01/2024+ ...........................       600,000
    500,000  Lower Neches Valley, Industrial
               Development Corporation, Pollution
               Control Revenue Bonds, (Neches River
               Treatment Corporation Project),
               Series 1994A, (Guaranteed By Mobil
               Corporation),
               3.950% due 02/01/2004+,++ ........................       500,000
    195,000  Needville, Independent School District,
               Unlimited Tax General Obligation Bonds,
               4.500% due 08/15/1999 ............................       195,523
    900,000  Texas State, Veterans Housing Assistance
               Fund I, Unlimited Tax General
               Obligation Bonds,
               3.850% due 12/01/2016+ ...........................       900,000
    900,000  University Texas, University Revenue,
               Financing System, Series B,
               4.500% due 08/15/1999 ............................       903,583
                                                                   -------------
                                                                      4,376,173
                                                                   -------------
    UTAH - 0.6%
    130,000  Utah Assisted Municipal Power Systems
               Revenue, (San Juan Project),
                4.000% due 06/01/1999 ...........................       130,032
    100,000  Utah State Board, Regents Revenue Bonds,
               (Dixie College),
               3.700% due 05/01/1999 ............................       100,000
                                                                   -------------
                                                                        230,032
                                                                   -------------
    VIRGINIA - 1.3%
    500,000  Norfolk Virginia Capital Improvement,
               Unlimited Tax General Obligation Bonds,
               5.250% due 06/01/1999 ............................       500,898
                                                                   -------------
    WASHINGTON - 11.2%
    290,000  Bainbridge Island, Refundable &
               Improvement, Unlimited Tax
               General Obligation Bonds,
               4.000% due 12/01/1999 ............................       291,324
    250,000  Clark County, School District
               No. 037, Unlimited Tax General
               Obligaiton Bonds,
               4.100% due 06/01/1999 ............................       250,167
    525,000  Franklin County, Public Utility District
               No. 001, Electric Revenue Bonds,
               4.000% due 09/01/1999 ............................       525,689
    600,000  Richland, Golf Enterprise
               Revenue Bonds, 1996,
               4.050% due 12/01/2021+ ...........................       600,000
    965,000  Seattle, Housing Authority Low Income
               Housing Assistance Revenue, (Bayview
               Manor Project), Series B,
               4.050% due 05/01/2019+ ...........................       965,000
    400,000  Seattle, Unlimited Tax General Obligation
               Refunding Bonds, Series C,
               4.000% due 08/01/1999 ............................       400,390
    125,000  Seattle, Water System Revenue Bonds,
               4.600% 06/01/1999 ................................       125,089
    255,000  Silver Lake Water District, Water & Sewer
               Revenue, Revenue Bonds,
               3.000% due 12/01/1999 ............................       255,000
    290,000  Snohomish & Island Counties, School
               District, No. 401 Stanwoud,
               Unlimited Tax General Obligation Bonds,
               3.250% due 12/15/1999 ............................       290,000
    620,000  Whatcom County, School District,
               No. 501 Bellingham, Unlimited
               Tax General Obligation Bonds,
               4.000% due 12/01/1999 ............................       623,197
                                                                   -------------
                                                                      4,325,856
                                                                   -------------
     WISCONSIN - 7.8%
  1,000,000  Milwaukee County,
               Unlimited Tax General Obligation
               Bonds, Series A,
               5.100% due 09/01/1999 ............................     1,004,732
  1,000,000  Milwaukee Vocational Technical Adult
               Education District, Unlimited Tax
               General Obligation Bonds, Series B,
               4.500% due 06/01/1999 ............................     1,001,174
    500,000  West Allis, Unlimited Tax General
               Obligation Bonds, Series C,
               4.200% due 06/01/1999 ............................       500,215
    500,000  Wisconsin State, Health Facilities Authority,
               (Franciscan Health Care), Series A-1,
               3.950% due 01/01/2016+ ...........................       500,000
                                                                   -------------
                                                                      3,006,121
                                                                   -------------
    West Virginia - 1.8%
    700,000  Marion County, Solid Waste Disposal
               Facility Revenue, (Granttown Project),
               Series A,
               4.050% due 10/01/2017 ............................       700,000
                                                                   -------------
             Total State and Municipal Securities
               (Cost $37,954,222) ...............................    37,954,222
                                                                   -------------
INVESTMENT COMPANY SECURITY - 0.2%
     (Cost $93,637)
     93,637  Dreyfus Tax-Exempt Cash
                Management Fund .................................        93,637
                                                                   -------------
TOTAL INVESTMENTS (Cost $38,047,859*) ................    98.4%      38,047,859
OTHER ASSETS AND LIABILITIES (Net) ...................     1.6          627,094
                                                         -----     -------------
NET ASSETS ...........................................   100.0%    $ 38,674,953
                                                         =====     =============
------------------
  * Aggregate cost for federal tax purposes.
  + Floating rate security. The interest rate shown reflects the rate currently in effect.
 ++ Obligations of various corporations and are not supported by other third party credit agreements.

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

CALIFORNIA MONEY FUND

APRIL 30, 1999 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
   ------                                                             -----
MUNICIPAL BONDS AND NOTES - 101.7%
    CALIFORNIA - 101.7%
           Alameda County:
             Industrial Development
             Authority Revenue:
$   900,000  Heat and Control Inc. Project,
               Series 1995A,
               3.950% due 11/01/2025+ ...........................  $    900,000
    500,000  JMS Family Partnership, Series 1995A,
               3.950% due 10/01/2025+ ...........................       500,000
    100,000  Transportation Authority Sales Tax
               Revenue,
               5.200% due 11/01/1999 ............................       101,139
    610,000  Water District Revenue,
               3.500% due 06/01/1999+ ...........................       610,307
    200,000  Big Bear Lake, Industrial Revenue,
               Southwest Gas Corporation Project,
               Series A,
               3.900% due 12/01/2028+ ...........................       200,000
             California Health Facilities Financing Authority:
  1,000,000  Kaiser Permanente, Revenue Bonds,
               Series A,
               (Pre-refunded to 10/01/1999 @ 102),
               7.000% due 10/01/2018+ ...........................     1,039,429
    800,000  Pooled Loan Program, Series B,
               3.950% due 10/01/2010+ ...........................       800,000
    200,000  Scripps Health, Insured Revenue Bonds,
               Series A,
               3.850% due 10/01/2022+ ...........................       200,000
    300,000  Scripps Health, Insured Revenue Bonds,
               Series B,
               3.850% due 10/01/2022+ ...........................       300,000
    360,000  Scripps Health, Memorial Hospital,
               Insured Revenue Bonds, Series B,
               3.850% due 12/01/2015+ ...........................       360,000
           California Pollution Control Financing Authority:
    500,000  OMS Equity Stanislaus Project,
               Resource Recovery Revenue Bonds,
               4.300% due 10/01/2010+ ...........................       500,000
  1,500,000  Pacific Gas & Electric, Pollution
               Control Revenue Funding Bonds,
               Series 1996A,
               4.000% due 12/01/2016+ ...........................     1,500,000
    675,000  Solid Waste Disposal Revenue Bonds,
               Credit & Revenue Income Project,
               Series A,
               3.950% due 10/01/2010+ ...........................       675,000
    200,000  Southern California Edison, Pollution
               Control Revenue Bonds, Series B,
               4.350% due 02/28/2008+ ...........................       200,000
    300,000  Southern California Edison, Pollution
               Control Revenue Bonds, Series D,
               4.350% due 02/28/2008+ ...........................       300,000
    100,000  California State Public Works Board,
               Department of Corrections, State
               Prisons, Series A,
               4.500% due 12/01/1999 ............................       100,863
  1,500,000  California Statewide Communities
               Development Corporation, IDR,
               Tri-Valley Growers, Series 1995F,
               4.000% due 12/01/2010+ ...........................     1,500,000
  1,000,000  California Transportation Finance Authority,
               3.950% due 10/01/2027+ ...........................     1,000,000
    725,000  Central Contra Costa County, Sanitary
               District Refunding Revenue Bonds,
               3.500% due 09/01/1999 ............................       726,427
    900,000  Chula Vista, Charter City Revenue Bonds,
               Home Depot Inc. Project,
               3.800% due 12/01/2010+ ...........................       900,000
    500,000  Elk Grove, Unified School District, TRAN,
               4.500% due 06/30/1999 ............................       500,714
    300,000  Emeryville, Public Finance Authority,
               Shellmound Park Redevelopment
               and Housing Project, Series B,
               4.000% due 09/01/1999 ............................       300,869
  1,000,000  Fresno Unified School District, COP,
               (Pre-refunded 05/01/1999 @ 102),
               7.000% due 05/01/2012 ............................     1,025,952
    380,000  Irvine, Improvement Board Act of 1915,
               Assessment District 89-10,
               4.200% due 09/02/2015+ ...........................       380,000
    100,000  Irvine Ranch, California Water District,
               COP, Capital Improvement Project,
               4.200% due 08/01/2016 ............................       100,000
  2,290,000  Kern County, California Board of
               Education, TRAN,
               4.250% due 06/30/1999 ............................     2,292,414
    100,000  Lancaster, California Redevelopment
               Agency, MFHR, Westwood Park
               Apartments, Series 1985K,
               3.800% due 12/01/2007 ............................       100,000
  1,000,000  Livermore, MFHR, Portola Meadows
               Apartments, Series 1989A,
               4.000% due 05/01/2019+ ...........................     1,000,000
    200,000  Los Angeles, Central Library Project,
               Series A, COP,
               (Pre-refunded to 06/01/1999 @ 102),
               7.200% due 06/01/2020 ............................       208,780
    200,000  Los Angeles, Community College District,
               COP, Capital Improvement Project,
               Series A,
               (Pre-refunded to 08/15/1999 @ 102),
               7.250% due 08/15/2004 ............................       206,051
    370,000  Los Angeles, Convention & Exhibition
               Center Authority, Series A,
               Refunding COP,
               (Pre-refunded to 08/15/1999 @ 101.50),
               7.3750% due 08/15/2018 ...........................       382,810
             Los Angeles, Regional Airports
               Improvement Corporation, Lease
               Revenue, Bonds:
               American Airlines Inc., Los Angeles
               International:
    100,000    Series A,
               4.250% due 12/01/2024+ ...........................       100,000
    500,000    Series B,
               4.250% due 12/01/2024+ ...........................       500,000
    500,000    Series G,
               4.250% due 12/01/2024+ ...........................       500,000
    100,000    Two Corporation, Sublease,
               4.250% due 12/01/2025+ ...........................       100,000
    100,000  Los Angeles, Unified School District, COP,
               7.000% due 06/01/2004 ............................       102,273
    100,000  Los Angeles County, IDR, Hon
               Industries Project,
               3.850% due 10/01/2004+ ...........................       100,000
    700,000  Los Angeles County, Pension Obligation,
               Refunding Revenue, Series A,
               3.800% due 06/30/2007+ ...........................       700,000
    400,000  Los Angeles County, Transportation
               Commission Sales Tax Refunding
               Revenue Bonds, Series 1992A,
               3.800% due 07/01/2012+ ...........................       400,000
    700,000  Los Angeles County, Unified School
               District, COP, Belmont Learning
               Complex, Series 1997A,
               3.850% due 12/01/2017+ ...........................       700,000
    550,000  Modesto, City School District, Financing
               Project, COP,
               3.500% due 09/01/1999 ............................       551,083
    100,000  Ontario, California Redevelopment Agency,
               MFHR, Seasons at Gateway,
               Subordinate Series 1996B,
               3.900% due 12/01/2026+ ...........................       100,000
  1,000,000  Orange County, Apartment Development
               Revenue, Wood Canyon Villas,
               4.050% due 12/01/2021+ ...........................     1,000,000
    500,000  Orange County, COP, Florence Crittendoc
               Services,
               3.850% due 03/01/2016+ ...........................       500,000
  1,500,000  Orange County, Fire Authority, TRAN,
               4.200% due 07/13/1999 ............................     1,501,736
    360,000  Orange County, Water Districts, COP,
               (Pre-refunded to 08/15/1999 @ 102)
               7.700% due 08/15/2000 ............................       373,622
    530,000  Pittsburg, Redevelopment Agency Tax
               Allocation, Los Medanos Community
               Development Project,
               5.200% due 08/01/1999 ............................       532,935
  1,000,000  Rancho Mirage, Joint Powers Financing
               Authority, COP, Eisenhower Medical
               Center, Series 1997B,
               3.850% due 07/01/2022+ ...........................     1,000,000
    495,000  Redwood City, Public Financing Authority,
               Lease Revenue Bonds, Capital Facilities
               Project,
               4.000% due 07/15/1999 ............................       495,296
    100,000  Regional Airports Improvement
               Corporation, (Los Angeles Terminal
               Facilities Completion),
               4.300% due 12/01/2025+ ...........................       100,000
    964,000  Riverside County, Public Facilities
               Authority, COP, Series B,
               3.850% due 12/01/2015+ ...........................       964,000
    175,000  Roseville California Special Tax Bonds,
               Community Facilities District 1,
               Northwest,
               4.000% due 09/01/1999 ............................       175,546
    230,000  Sacramento County, Board of Education,
               COP,
               4.000% due 03/01/2000 ............................       231,911
    195,000  Saddleback Valley, Unified School District,
               Public Financing Authority
               Special Tax Revenue Bonds, Series A,
               3.600% due 09/01/1999+ ...........................       195,383
             San Bernardino County, MFHR, Western
               Properties Projects:
    200,000    Series I,
               3.350% due 02/01/2005 ............................       200,000
    400,000    Series V,
               3.350% due 08/01/2005 ............................       400,000
    800,000  San Diego, Multi-Family Mortgage
               Revenue Bonds,
               3.350% due 08/01/2014+ ...........................       800,000
  1,000,000  San Francisco, Redevelopment Agency
               MFHR, Fillmore Center, Series A-1,
               3.850% due 07/01/2026+ ...........................     1,000,000
  1,400,000  San Jose, Redevelopment Agency Revenue,
               Merged Area Redevelopment Project,
               Series B,
               3.700% due 07/01/2026+ ...........................     1,400,000
    270,000  San Juan, Unified School District, COP,
               3.650% due 08/01/1999 ............................       270,000
    115,000  San Mateo, Sewer Revenue Bonds,
               Series B,
               3.650% due 08/01/1999 ............................       115,284
    400,000  Santa Clara, Electric Revenue Bonds,
               Series A,
               3.900% due 07/01/2010+ ...........................       400,000
    205,000  Santa Clara County, Financing Authority
               Lease Revenue Bonds,
               Multiple Facilities Projects, Series A,
               3.375% due 07/01/2017+ ...........................       205,000
    600,000  Santa Clara County, TRAN,
               4.500% due 10/01/1999 ............................       603,723
    400,000  Santa Monica, Community College District,
               COP,
               2.900% due 06/01/1999 ............................       400,000
    700,000  Southern California Public Power
               Authority, Palo Verde Project, Series C,
               3.800% due 07/01/2017+ ...........................       700,000
  1,200,000  Southern Transmission Project,
               3.800% due 07/01/2019+ ...........................     1,200,000
    395,000  West Covina, Redevelopment Agency
               Lease Revenue Bonds,
               Lakes Public Parking Project,
               3.700% due 08/01/2018+ ...........................       395,000
                                                                   -------------
            Total Municipal Bonds and Notes
            (Cost $37,923,547) ..................................    37,923,547
                                                                   -------------

   SHARES
   ------
INVESTMENT COMPANY SECURITY-0.2%
     (Cost $72,665)
     72,665  Dreyfus Basic California Municipal Money
               Market Fund ......................................        72,665
                                                                   -------------
TOTAL INVESTMENTS (Cost $37,996,212*) ................... 101.9%     37,996,212
OTHER ASSETS AND LIABILITIES (Net) ......................  (1.9)       (698,552)
                                                          -----    -------------
NET ASSETS .............................................. 100.0%   $ 37,297,660
                                                          =====    =============

  *  Aggregate cost for federal tax purposes.
  + Variable rate security that is payable on demand or upon a five business days' notice, and secured by a letter of credit, liquidity agreement or letter of credit, liquidity agreement or other credit support. The interest rates shown reflects the rate currently in effect.


               -----------------------------------------------------
                                GLOSSARY OF TERMS

               COP       -         Certificate of Participation
               IDR       -         Industrial Development Revenue
               MFHR      -         Multi-Family Housing Revenue
               TRAN      -         Tax and Revenue Anticipation Note
               -----------------------------------------------------


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WM GROUP OF FUNDS

1.       ORGANIZATION AND BUSINESS

WM Trust I ("Trust I") was organized under the laws of the Commonwealth of Massachusetts on September 19, 1997 as a business entity commonly known as a "Massachusetts business trust." Trust I is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. WM Trust II ("Trust II") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on February 22, 1989 and is registered under the 1940 Act, as an open-end management investment company. Trust I and Trust II (together the "Trusts") consist of 18 funds as follows:

 TRUST I                          TRUST II
 EQUITY FUNDS                     EQUITY FUNDS
 Bond & Stock Fund                Growth Fund
 Growth & Income Fund             Emerging Growth Fund
 Northwest Fund                   International Growth Fund

 FIXED INCOME FUNDS               FIXED INCOME FUNDS
 U.S. Government Securities Fund  Short Term High Quality Bond Fund
 Income Fund                      Target Maturity 2002 Fund
 High Yield Fund
                                  MUNICIPAL FUNDS
 MUNICIPAL FUND                   California Municipal Fund
 Tax-Exempt Bond Fund             California Insured Intermediate Municipal Fund
                                  Florida Insured Municipal Fund
 MONEY MARKET FUNDS
 Money Market Fund                MONEY MARKET FUND
 Tax-Exempt Money Market Fund     California Money Fund

Information presented in these financial statements pertains only to the Money Market Funds, hereafter referred to as the "Funds." The financial statements for the Equity Funds, Fixed Income Funds and the Municipal Funds are presented in a separate report.

WM Advisors, Inc. (the "Advisor" or "WM Advisors") (formerly Composite Research & Management Co.), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Trusts.

The Money Market Fund and the California Money Fund each offer four classes of shares: Class A shares, Class B shares, Class S shares and Class I shares. The Tax-Exempt Money Market Fund offers Class A and Class B shares. Class A shares of the Funds are not subject to an initial or contingent deferred sales charge ("CDSC"). Certain Class A shares purchased by exchange from another Fund within the Trusts may be subject to a CDSC if redeemed within two years of purchase. Class B Shares and Class S Shares are not subject to an initial sales charge. Class B shares and Class S shares are generally subject to a CDSC if redeemed within five years of purchase. Class I shares are not available for direct purchase by investors and are not subject to an initial sales charge or CDSC.

2.       SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase. The Fund is then obligated to resell the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with whom each Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:

Up to 10% of the net assets of the Funds, may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 10% limitation, as applicable, on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount accreted less premiums amortized. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterizations of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the Trust are allocated to all the Funds based upon relative net assets of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.       INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Funds. The Advisor is entitled to a monthly fee, in arrears, based on a percentage of the average daily net assets of each Fund at the following rates:

                                      FEES ON NET ASSETS      FEES ON NET ASSETS
                                            UP TO                  EXCEEDING
     NAME OF FUND                         $1 BILLION              $1 BILLION
     ------------                         ----------              ----------
     Money Market Fund ...............       .45%                    .40%
     Tax-Exempt Money Market Fund ....       .45%                    .40%

                                      FEES ON NET ASSETS      FEES ON NET ASSETS
                                            UP TO                  EXCEEDING
     NAME OF FUND                        $500 MILLION            $500 MILLION
     ------------                        ------------            ------------
     California Money Fund ...........       .45%                    .40%

WM Advisors provides administration services to the Trust at no additional fee.

The Advisor has agreed to waive a portion of its management fees. Fees waived by the Advisor for the six months ended April 30, 1999 are as follows:

     NAME OF FUND                                        FEES WAIVED
     ------------                                        -----------
     Money Market Fund .........................           $ 18,434
     Tax-Exempt Money Market Fund ..............             58,220

WM Shareholder Services, Inc. (the "Transfer Agent") serves as the transfer and shareholder servicing agent of the Funds. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fees are as follows:

                                                 CLASS A          CLASS B & S
                                                 -------          -----------
     The Money Market Funds
     First 25,000 accounts ...............         $1.85              $1.95
     Each additional account .............          1.55               1.65

Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Funds could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 1999 are shown separately in the Statements of Operations.

4.       TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, Inc., pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended and $1,000 per board meeting attended by telephone. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of the each committee receives $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these plans are funded and any payments to Plan participants are paid solely out of the Trusts' assets.

5.       DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, B, and S shares of the Funds. For the six months ended April 30, 1999, the Distributor received $81,257 representing CDSC fees from Class B and S shares. WM Financial Services, Inc. ("WM Securities) also serves as a registered broker-dealer. For the six months ended April 30, 1999, WM Securities received $21,680, representing CDSC fees from Class B and S shares.

Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class S shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. The Trustees have not authorized, and the Funds do not currently pay, service fees with respect to Class A shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class S shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, each of the Class A Plan, Class B Plan and Class S Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trusts, as defined in the 1940 Act, as those persons who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans.

6. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest, each without par value.

As of April 30, 1999, WM Shareholder Services, Inc. owned greater than five percent of the respective shares classes:

                                                              NUMBER OF                      PERCENTAGE OF
                                                             FUND SHARES                   TOTAL FUND SHARES
                                                             -----------                   -----------------
     NAME OF FUND                                       CLASS S        CLASS I          CLASS S           CLASS I
     ------------                                       -------        -------          -------           -------
     Money Market Fund ..........................           -         4,468,856               --             6.10%
     California Money Fund ......................         594             1,080           49.92%           100.00%

7.       GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

There are certain risks arising from the California Money Fund's investments in California municipal securities. The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than a fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

8.       REORGANIZATION

On March 8, 1999, each Acquiring Fund, as listed below acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund are as follows:

                                                              VALUE OF                                            TOTAL NET
                                              SHARES           SHARES         TOTAL NET          TOTAL NET        ASSETS OF
                                            ISSUED BY          ISSUED         ASSETS OF          ASSETS OF        ACQUIRING
  ACQUIRING             ACQUIRED            ACQUIRING        BY ACQUIRED      ACQUIRING          ACQUIRING       FUND AFTER
     FUND                 FUND                 FUND             FUND            FUND               FUND          ACQUISITION
-------------------------------------------------------------------------------------------------------------------------------
WM Money            Griffin Money
Market Fund         Market Fund            227,709,262      $227,709,262     $227,709,262      $497,903,478      $725,612,740

WM Tax-Exempt       Griffin Tax-Exempt
Money Fund          Money Fund              21,062,829        21,062,829       21,062,829        24,092,383        45,155,212

[graphic omitted]

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by WM Funds Distributor, Inc.

Member NASD

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                                                              WMMMSAR (6/24/99)